UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2000

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Sparrow Capital Management, Inc.
Address: 225 S. Meramec, Suite 732T
         St. Louis,MO 63105



13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Mark Thompson
Title:   Compliance Officer
Phone:   314-725-6161_
Signature, Place, and Date of Signing:

Mark Thompson__   St. Louis, MO___   December 31,2000


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      51
Form 13F Information Table Value Total:       $169,540


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ACTRADE FINANCIAL TECH., LTD.  COM              00507P102      260    11790 SH       DEFINED                  2530        0     9260
AMERICAN EXPRESS CO            COM              025816109     6887   125361 SH       DEFINED                 18000        0   107361
AMGEN INC                      COM              031162100     2321    36302 SH       DEFINED                 14610        0    21692
BEST BUY INC                   COM              086516101     1280    43310 SH       DEFINED                 15600        0    27710
CALPINE CORP                   COM              131347106    13845   307240 SH       DEFINED                 41720        0   265520
CANADIAN PACIFIC LTD (NEW)     COM              135923100      219     7670 SH       DEFINED                 -2360        0    10030
CELESTICA INC                  COM              15101Q108     3614    66612 SH       DEFINED                  1560        0    65052
CENTRAL MINERA CORP COM        COM              154130108        1    16300 SH       DEFINED                     0        0    16300
CERNER CORP                    COM              156782104      513    11090 SH       DEFINED                  3400        0     7690
CISCO SYSTEMS INC              COM              17275R102     4954   129517 SH       DEFINED                 12840        0   116677
COMPUTER NETWORK TECHNOLOGY    COM              204925101      307    10655 SH       DEFINED                  5200        0     5455
D R HORTON INC                 COM              23331A109     5054   206795 SH       DEFINED                  6800        0   199995
DELL COMPUTER CORP             COM              247025109      181    10364 SH       DEFINED                  1000        0     9364
DISNEY WALT CO                 COM              254687106      894    30895 SH       DEFINED                 20600        0    10295
DYNEGY INC (NEW)                  CLASS A       26816Q101     4948    88252 SH       DEFINED                  3100        0    85152
EMC CORPORATION MASS           COM              268648102     9038   135905 SH       DEFINED                 16760        0   119145
EOG RESOURCES INC              COM              26875P101      629    11515 SH       DEFINED                  3800        0     7715
E-TEK DYNAMICS INC             COM              269240107      211      800 SH       SOLE                      800        0        0
ENRON CORP                     COM              293561106      455     5475 SH       DEFINED                     0        0     5475
GENERAL ELECTRIC CO            COM              369604103     8306   173276 SH       DEFINED                 21600        0   151676
GOLDEN WEST FINL CORP DEL      COM              381317106      295     4370 SH       DEFINED                 -1180        0     5550
HOME DEPOT INC                 COM              437076102     1049    22950 SH       DEFINED                  7300        0    15650
INTEL CORP                     COM              458140100      865    28785 SH       DEFINED                 15700        0    13085
INTERNATIONAL GAME TECHNOLOGY  COM              459902102      437     9095 SH       DEFINED                  3800        0     5295
INVITRO INTERNATIONAL          COM              461853103        1    86200 SH       DEFINED                     0        0    86200
KANSAS CITY SOUTHN INDS        COM              485170104      444     4755 SH       DEFINED                     0        0     4755
KEEBLER FOODS CO               COM              487256109     4857   117211 SH       DEFINED                 15200        0   102011
KERR MC GEE CORP               COM              492386107     6630    99042 SH       DEFINED                 12600        0    86442
KEYSPAN CORP                   COM              49337W100      495    11670 SH       DEFINED                  4300        0     7370
LUCENT TECHNOLOGIES INC        COM              549463107      143    10572 SH       DEFINED                     0        0    10572
MCI WORLDCOM INC               COM              55268B106      250     6631 SH       DEFINED                  2550        0     4081
MEDICAL DEVICE ALLIANCE INC.   RESTRICTED       59449S19T        0    20000 SH       DEFINED                     0        0    20000
MICROSOFT CORP                 COM              594918104     1067    24610 SH       DEFINED                  4200        0    20410
MORGAN STANLEY D. WITTER & CO  COM              617446448     2481    31305 SH       DEFINED                 15840        0    15465
NASDAQ 100 TRUST                  UNIT SERIES 1 631100104      327     5600 SH       SOLE                     5600        0        0
ORACLE CORP                    COM              68389X105     1011    34802 SH       DEFINED                 20800        0    14002
PPL CORP                       COM              69351T106      424     9390 SH       DEFINED                  4200        0     5190
PEPSI BOTTLING GROUP INC       COM              713409100     8862   222598 SH       DEFINED                 32900        0   189698
PFIZER INC                     COM              717081103     5087   110596 SH       DEFINED                 13600        0    96996
PROTEIN DESIGN LABS INC        COM              74369L103      209     2400 SH       SOLE                     2400        0        0
PROVIDIAN FINL CORP            COM              74406A102      246     4270 SH       DEFINED                     0        0     4270
REEBOK INTL LTD                COM              758110100      502    18370 SH       DEFINED                  7300        0    11070
SAFEWAY INC NEW                COM              786514208      322     5145 SH       DEFINED                  3860        0     1285
SOUTHWEST AIRLINES CO          COM              844741108     7261   216547 SH       DEFINED                 14600        0   201947
STATE STREET CORP              COM              857477103      583     4690 SH       DEFINED                     0        0     4690
SUN MICROSYSTEMS INC           COM              866810104     4516   161997 SH       DEFINED                 14400        0   147597
TECO ENERGY INC                COM              872375100    27736   856705 SH       DEFINED                     0        0   856705
TENET HEALTHCARE CORP          COM              88033G100     6750   151889 SH       DEFINED                  -540        0   152429
TYCO INTL LTD (NEW)            COM              902124106     8321   149919 SH       DEFINED                 22440        0   127479
USA EDUCATIONAL INC-STUDENT LN COM              90390U102     7375   108452 SH       DEFINED                     0        0   108452
WAL MART STORES INC            COM              931142103     7077   133215 SH       DEFINED                 10920        0   122295